RELATED PARTY TRANSACTIONS (Details) - Schedule of rent payments expense - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Related Party Transaction [Line Items]
Rent Payments	$ 1,060,006	$ 1,020,519
Rent Expense	1,427,380	1,574,285
Jamaica Avenue at 169th Street [Member]
Related Party Transaction [Line Items]
Rent Payments	625,000	625,000
Rent Expense	973,486	1,150,682
504-506 Fulton Street [Member]
Related Party Transaction [Line Items]
Rent Payments	375,834	362,250
Rent Expense	381,195	381,195
508 Fulton Street [Member]
Related Party Transaction [Line Items]
Rent Payments	59,172	33,269
Rent Expense	$ 72,699	$ 42,408